Related Party Transactions - Sponsor loans administrative services agreement and working capital loans (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
	Jan. 24, 2020	Feb. 29, 2020	Jun. 30, 2020	Jun. 30, 2020
Sponsor Loans
Proceeds from issuance of an unsecured promissory note from sponsor	$ 300,000	$ 300,000
Repaid borrowings on promissory note				$ 230,885
promissory note outstanding	0	$ 0
Administrative Services Agreement
Maximum administrative services expenses per month	15,000			$ 15,000
Total administrative services expenses			$ 45,000
Working Capital Loans
Maximum amount of working capital loans	$ 1,500,000		$ 1,500,000
Exercise price of warrants	$ 1.50		$ 1.50	$ 1.50
Borrowings under working capital loan	$ 0		$ 0	$ 0